Summary of Significant Accounting Policies - Summary of Opening Balance Adjustments Recognized in the Consolidated Statement of Financial Position Impacted by IFRS 9 (2014) and IFRS 15 (Detail)
¥ in Millions, $ in Millions
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS
Deferred income tax assets	¥ 745	$ 114	¥ 1,226			¥ 5,973
Contract assets	103	16	595
Other assets	14,591	2,235	13,808			20,721
Contract costs	3,672	563	4,923
Non-current assets	471,980	72,334	478,904			495,261
Accounts receivable	16,287	2,496	17,233			13,964
Prepayments and other current assets	15,882	2,434	12,456			13,801
Contract assets	823	126	1,308
Current assets	108,636	16,649	83,595			76,722
Total assets	580,616	88,983	562,499			571,983
EQUITY
Reserves	(18,821)	(2,884)	(18,803)			(20,912)
Retained profits
Proposed final dividend	5,018	769	4,529			1,591
Others	86,334	13,231	80,265			69,315
Total equity	327,520	50,195	320,755			304,347
Current liabilities
Accounts payable and accrued liabilities	134,437	20,603	117,525			125,260
Current portion of deferred revenue						350
Advances from customers	359	55	330			49,283
Contract liabilities	42,641	6,535	40,648
Non-current liabilities
Deferred revenue	5,927	908	4,851			3,020
Total equity and liabilities	580,616	88,983	562,499			571,983
Net current liabilities	(113,392)	(17,378)	(121,595)			(165,900)
Total assets less current liabilities	¥ 358,588	$ 54,956	¥ 357,309			329,361
Adjustment for Adoption of IFRS 9 [member]
ASSETS
Deferred income tax assets					¥ 265
Non-current assets					265
Accounts receivable					(1,118)
Current assets					(1,118)
Total assets					(853)
EQUITY
Reserves					(85)
Retained profits
Others					(768)
Total equity					(853)
Non-current liabilities
Total equity and liabilities					(853)
Net current liabilities					(1,118)
Total assets less current liabilities					(853)
Impact on initial application of IFRS 15 [member]
ASSETS
Deferred income tax assets					(584)
Contract assets					753
Other assets					(5,275)
Contract costs					6,856
Non-current assets					1,750
Prepayments and other current assets					(2,221)
Contract assets					2,221
Total assets					1,750
EQUITY
Reserves					175
Retained profits
Others					1,575
Total equity					1,750	1,750
Current liabilities
Accounts payable and accrued liabilities					3,671
Current portion of deferred revenue					(311)
Advances from customers					(49,000)
Contract liabilities					45,640
Non-current liabilities
Deferred revenue					(782)
Contract liabilities					782
Total equity and liabilities					1,750
Total assets less current liabilities					1,750
Balance After IFRS Adjustments [member]
ASSETS
Deferred income tax assets					5,654
Contract assets					753
Other assets					15,446
Contract costs					6,856
Non-current assets					497,276
Accounts receivable					12,846
Prepayments and other current assets					11,580
Contract assets					2,221
Current assets					75,604
Total assets					572,880
EQUITY
Reserves					(20,822)
Retained profits
Proposed final dividend					1,591
Others					70,122
Total equity				¥ 313,212	305,244	¥ 305,244
Current liabilities
Accounts payable and accrued liabilities					128,931
Current portion of deferred revenue					39
Advances from customers					283
Contract liabilities					45,640
Non-current liabilities
Deferred revenue					2,238
Contract liabilities					782
Total equity and liabilities					572,880
Net current liabilities					(167,018)
Total assets less current liabilities					¥ 330,258